Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Segment Reporting, Asset Reconciling Item [Line Items]
Cash and cash equivalents	$ 48,457	$ 71,439	$ 87,255	$ 94,157
Consolidated total assets	2,140,696	2,197,348
Conventional Tanker Segment
Segment Reporting, Asset Reconciling Item [Line Items]
Consolidated total assets	2,056,681	2,089,099
Ship-to-Ship Transfer Segment
Segment Reporting, Asset Reconciling Item [Line Items]
Consolidated total assets	$ 35,558	$ 36,810